Income Taxes - Schedule of Deferred Tax Income and Social Contribution (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025		Sep. 30, 2024
Deferred income tax [Line Items]
Balance		$ 8,964
Statement of income		(4,446)
Other Adjustments	[1]
Balance		4,518
Tax Loss and Negative Social Contribution Base [Member]
Deferred income tax [Line Items]
Balance		679,275		$ 840,172
Statement of income		74,199		(238,772)
Exchange variation		61,927		(63,233)
Other Adjustments	[1]	(191,303)		(553)
Balance		624,098		537,614
Expected credit losses on trade accounts receivable [Member]
Deferred income tax [Line Items]
Balance		42,304		38,086
Statement of income		(9,833)		12,365
Exchange variation		3,970		(2,640)
Other Adjustments	[1]
Balance		36,441		47,811
Provisions for contingencies [Member]
Deferred income tax [Line Items]
Balance		94,487		78,840
Statement of income		(6,265)		(2,364)
Exchange variation		11,143		34,771
Other Adjustments	[1]
Balance		99,365		111,247
Fair Value Adjustment [Member]
Deferred income tax [Line Items]
Balance		(105,836)
Statement of income		(14,833)
Exchange variation		(9,281)
Other Adjustments	[1]
Balance		(129,950)
Tax Credits - Foreign Subsidiaries [Member]
Deferred income tax [Line Items]
Balance		8,798
Statement of income		(88)
Exchange variation		(79)
Other Adjustments	[1]
Balance		8,631
Provision for Work Accident Insurance - Foreign Subsidiaries [Member]
Deferred income tax [Line Items]
Balance		3,209
Statement of income		4,740
Exchange variation		(80)
Other Adjustments	[1]	(3,224)
Balance		4,645
Trade accounts payable accrual [Member]
Deferred income tax [Line Items]
Balance		249,853		277,512
Statement of income		37,794		76,153
Exchange variation		7,270		(50,671)
Other Adjustments	[1]
Balance		294,917		302,994
Non-deductible interest portion - U.S. Tax Reform [Member]
Deferred income tax [Line Items]
Balance		279,572
Statement of income		84,158
Exchange variation		1
Other Adjustments	[1]
Balance		363,731
Right of use assets [Member]
Deferred income tax [Line Items]
Balance		25,967
Statement of income		1,036
Exchange variation		3,092
Other Adjustments	[1]
Balance		30,095
Goodwill amortization [Member]
Deferred income tax [Line Items]
Balance		(727,377)		(851,840)
Statement of income		(29,175)		(10,269)
Exchange variation		(103,271)		84,639
Other Adjustments	[1]
Balance		(859,823)		(777,470)
Business Combinations [Member]
Deferred income tax [Line Items]
Balance		(465,917)		(444,250)
Statement of income		(15,989)		(36,524)
Exchange variation		(5,640)		3,649
Other Adjustments	[1]	(912)
Balance		(488,458)		(477,125)
Inventory valuation [Member]
Deferred income tax [Line Items]
Balance		(83,507)		(148,818)
Statement of income		(13,298)		(37,903)
Exchange variation		9,897		(1,676)
Other Adjustments			[1]
Balance		(86,908)		(188,397)
Hedge operations [Member]
Deferred income tax [Line Items]
Balance	[2]	45,961		(25,364)
Statement of income	[2]	(6,648)		39,653
Exchange variation	[2]	6,704		(534)
Other Adjustments	[2]	19	[1]	(496)
Balance	[2]	46,036		13,259
Realization of other reserves [Member]
Deferred income tax [Line Items]
Balance		(88,113)		(115,640)
Statement of income		1,922		2,033
Exchange variation		(14,356)		12,795
Other Adjustments	[1]
Balance		(100,547)		(100,812)
Accelerated depreciation and amortization [Member]
Deferred income tax [Line Items]
Balance		(479,922)		(514,285)
Statement of income		(4,985)		17,175
Exchange variation		(2)		(1)
Other Adjustments	[1]
Balance		(484,909)		(497,111)
Cut Off Adjustments (sales) [Member]
Deferred income tax [Line Items]
Balance		15,274
Statement of income		1,433		25,890
Exchange variation		2,644		(1,446)
Other Adjustments	[1]
Balance		19,351		24,444
Other temporary differences [Member]
Deferred income tax [Line Items]
Balance		52,895
Statement of income		25,506
Exchange variation		(21,268)
Other Adjustments	[1]
Balance		57,133
Deferred taxes, net [Member]
Deferred income tax [Line Items]
Balance		(444,113)		(585,396)
Statement of income		125,228		(193,301)
Exchange variation		(47,329)		(2,361)
Other Adjustments	[1]	(195,420)		(9,463)
Balance		$ (561,634)		(790,521)
Present value adjustment - Trade accounts payable [Member]
Deferred income tax [Line Items]
Balance				(56,683)
Statement of income				(19,172)
Exchange variation				(2,683)
Other Adjustments	[1]
Balance				(78,538)
Tax Credits - Foreign Subsidiaries [Member]
Deferred income tax [Line Items]
Balance				23,685
Statement of income				19
Exchange variation				48
Other Adjustments	[1]			(74)
Balance				23,678
Provision for Customer Returns - Foreign Subsidiaries [Member]
Deferred income tax [Line Items]
Balance				7,927
Statement of income				(928)
Exchange variation
Other Adjustments	[1]
Balance				6,999
Pension Plan - Foreign Subsidiaries [Member]
Deferred income tax [Line Items]
Balance				11,956
Statement of income				1,188
Exchange variation				(40)
Other Adjustments	[1]			(8,340)
Balance				4,764
Non-Deductible Interest Portion - U.S. Tax Reform [Member]
Deferred income tax [Line Items]
Balance				211,958
Statement of income				(10,418)
Exchange variation				2
Other Adjustments	[1]
Balance				201,542
Right of use assets [Member]
Deferred income tax [Line Items]
Balance				25,417
Statement of income				8,199
Exchange variation				(1,963)
Other Adjustments	[1]
Balance				31,653
Other Active Temporary Differences [Member]
Deferred income tax [Line Items]
Balance				55,931
Statement of income				(19,626)
Exchange variation				(13,378)
Other Adjustments	[1]
Balance				$ 22,927

[1]	Mainly refers to the transfer of tax loss carryforwards and negative Social Contribution on Net Profit (CSLL) bases from the indirect subsidiary Seara Alimentos and its indirect subsidiaries to JBS S.A. These tax losses were used to settle a tax assessment related to the taxation of profits earned abroad (TBU) for the 2016 calendar year, which was upheld in a final decision by the Administrative Council of Tax Appeals (CARF) through a casting vote. This enabled full settlement with reductions in fines and interest by using the accumulated tax loss carryforwards. The adjustment also includes deferred taxes related to the gain on the purchase of Agro Alfa and Via Rovigo, as well as cash flow hedge operations recognized in other comprehensive income by the subsidiary Seara Alimentos, and the pension plan in the United States of America.
[2]	Hedge and hedge accounting operations are demonstrated in Note 26 - Risk management and financial.